Deferred income tax assets and liabilities, net (Details 2) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred Income Tax Assets And Liabilities Net Details 2
Current	S/ (58,161)	S/ (48,401)	S/ (61,007)
Deferred	11,129	(30,226)	(28,376)
Income tax expense	S/ (47,032)	S/ (78,627)	S/ (89,383)